                            Table of Contents

                                     OVERVIEW
                           LETTER TO PARTNERS       1
                            ECONOMIC SNAPSHOT       2

                          PERFORMANCE SUMMARY
          PERFORMANCE OF A $10,000 INVESTMENT       4
                            RETURN HIGHLIGHTS       5

                               BY THE NUMBERS
                      YOUR FUND'S INVESTMENTS       6
                         FINANCIAL STATEMENTS       9
                NOTES TO FINANCIAL STATEMENTS      13
               REPORT OF INDEPENDENT AUDITORS      16



      MANAGING GENERAL PARTNERS AND IMPORTANT
                                    ADDRESSES      17
         MANAGING GENERAL PARTNER AND OFFICER
                                  INFORMATION      18

Van Kampen wishes peace and prosperity to all.
              NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

 OVERVIEW

LETTER TO PARTNERS
January 18, 2002

Dear Partner,

As the new year begins, Van Kampen wishes peace, prosperity and hope to all.

With a legacy that spans nearly four generations, Van Kampen has helped investors pursue their goals through social, political and economic change. In the face of challenges and uncertainty, our core investment philosophy has been tested and, we believe affirmed. Whether you're new to the Van Kampen family or revisiting your investment strategy, we encourage you to focus on two fundamental investing principles:

SEEK FINANCIAL ADVICE BEFORE YOU INVEST. Your financial advisor can help you develop a tailored investment strategy based on several factors, including your age, family status and goals. While no portfolio is immune to volatility, your advisor can help you structure a portfolio designed to address your long-term financial goals.

                  EXAMINE YOUR PORTFOLIO AND MODERATE YOUR INVESTMENT RISK--DIVERSIFY. Consider including a variety of stock and fixed-income funds in your portfolio, which may improve your long-term performance.

We are grateful for your continued trust in Van Kampen and appreciate the opportunity to manage your assets. In the new year, we hope you and your loved ones enjoy life's true wealth--family, friends and life's daily pleasures.

Sincerely,

[SIG]
Richard F. Powers, III
President and CEO
Van Kampen Asset Management Inc.

ECONOMIC SNAPSHOT

THE ECONOMY
DECEMBER 2001 MARKED THE NINTH MONTH OF RECESSION FOR THE U.S. ECONOMY, BUT MIXED DATA AT YEAR'S END SUGGESTED THE WORST MAY BE OVER. GROSS DOMESTIC PRODUCT
(GDP), THE PRIMARY MEASURE OF ECONOMIC GROWTH, INCREASED AT AN ANNUAL RATE OF
0.2 PERCENT FOR THE FOURTH QUARTER.

BUSINESS ACTIVITY, WHICH SLOWED PRIOR TO THE SEPTEMBER TERRORIST ATTACKS AND SPIRALED DOWNWARD AFTER, APPEARED TO RETURN TO MORE STABLE--ALBEIT WEAK--PRE-ATTACK LEVELS. MANUFACTURING, THE SECTOR HARDEST HIT BY THE INVENTORY CYCLE AND ITS EFFECT ON PRODUCTION DEMAND, CONTINUED TO CONTRACT IN DECEMBER--BUT AT A MUCH SLOWER RATE THAN IN PREVIOUS MONTHS.

CONSUMER SPENDING AND EMPLOYMENT
CONSUMER SPENDING, WHICH DRIVES TWO-THIRDS OF U.S. ECONOMIC GROWTH, REMAINED SURPRISINGLY RESILIENT THROUGHOUT THE REPORTING PERIOD. PRICE-CONSCIOUS CONSUMERS SHUNNED HIGH-PRICED DEPARTMENT AND SPECIALTY STORES FOR DISCOUNT STORES DURING THE HOLIDAY SHOPPING SEASON. MANY ALSO TOOK ADVANTAGE OF HISTORICALLY LOW MORTGAGE RATES TO REFINANCE THEIR LOANS OR PURCHASE NEW HOMES. BUT HOMES WEREN'T THE ONLY BIG-TICKET ITEMS POPULAR WITH CONSUMERS DURING THE REPORTING PERIOD. DEEP PRICE DISCOUNTING AND ZERO-PERCENT FINANCING OFFERED BY CARMAKERS DURING THE FIRST TWO MONTHS OF THE FOURTH QUARTER LURED MANY CAR BUYERS INTO DEALERS' SHOWROOMS.

CONSUMER CONFIDENCE, WHICH HAD FALLEN FOR FIVE CONSECUTIVE MONTHS, SHOT UP IN DECEMBER AS REPORTS OF THE U.S. MILITARY'S APPARENT VICTORIES IN AFGHANISTAN WERE CIRCULATED. HOWEVER, THIS NEWFOUND OPTIMISM WAS TEMPERED BY MOUNTING JOB REDUCTION ANNOUNCEMENTS AND RISING UNEMPLOYMENT. BY THE END OF DECEMBER, UNEMPLOYMENT LEVELS HAD SURGED TO 5.8 PERCENT.

INTEREST RATES AND INFLATION
CONSISTENT WITH ITS RECENT ACTIONS, THE FEDERAL RESERVE BOARD (THE FED) AGAIN ATTEMPTED TO STIMULATE THE FALTERING ECONOMY BY SLASHING INTEREST RATES. THE FED'S 0.25 PERCENT CUT ON DECEMBER 11--THE 11TH RATE-CUT TO OCCUR SINCE JANUARY 1, 2001--BROUGHT THE FEDERAL FUNDS RATE TO 1.75 PERCENT, A 40-YEAR LOW.

FINALLY, INFLATION REMAINED MODEST DURING THE REPORTING PERIOD. THE CONSUMER PRICE INDEX, A COMMON MEASURE OF THE INFLATION RATE, ROSE 1.6 PERCENT IN THE 12 MONTHS ENDED DECEMBER 31.

U.S. GROSS DOMESTIC PRODUCT

SEASONALLY ADJUSTED ANNUALIZED RATES

(December 31, 1999--December 31, 2001)

[BAR GRAPH]

                                                                      U.S. GROSS DOMESTIC PRODUCT
                                                                      ---------------------------
Dec 99                                                                            8.30
Mar 00                                                                            4.80
Jun 00                                                                            5.70
Sep 00                                                                            1.30
Dec 00                                                                            1.90
Mar 01                                                                            1.30
Jun 01                                                                            0.30
Sep 01                                                                           -1.30
Dec 01                                                                            0.20

Source: Bureau of Economic Analysis

INTEREST RATES AND INFLATION

(December 31, 1999--December 31, 2001)

[LINE GRAPH]

                                                                       INTEREST RATES                       INFLATION
                                                                       --------------                       ---------
Dec 99                                                                       5.5                               2.7
                                                                             5.5                               2.7
                                                                            5.75                               3.2
Mar 00                                                                         6                               3.8
                                                                               6                               3.1
                                                                             6.5                               3.2
Jun 00                                                                       6.5                               3.7
                                                                             6.5                               3.7
                                                                             6.5                               3.4
Sep 00                                                                       6.5                               3.5
                                                                             6.5                               3.4
                                                                             6.5                               3.4
Dec 00                                                                       6.5                               3.4
                                                                             5.5                               3.7
                                                                             5.5                               3.5
Mar 01                                                                         5                               2.9
                                                                             4.5                               3.3
                                                                               4                               3.6
Jun 01                                                                      3.75                               3.2
                                                                            3.75                               2.7
                                                                             3.5                               2.7
Sep 01                                                                         3                               2.6
                                                                             2.5                               2.1
                                                                               2                               1.9
Dec 01                                                                      1.75                               1.6

Interest rates are represented by the closing midline federal funds target rate on the last day of each month. Inflation is indicated by the annual percentage change of the Consumer Price Index for all urban consumers at the end of each month.

Source: Bloomberg

       PERFORMANCE SUMMARY

PERFORMANCE OF A $10,000 INVESTMENT

(December 31, 1991--December 31, 2001)

 [LINE GRAPH]

                                                                                                STANDARD & POOR'S 500 INDEX IS AN
                                                                                                    UNMANAGED INDEX GENERALLY
                                                                                                REPRESENTATIVE OF THE U.S. STOCK
                                                                      EXCHANGE FUND*                        MARKET.*
                                                                      --------------            ---------------------------------
12/91                                                                    10000.00                           10000.00
                                                                          9691.00                            9747.00
                                                                          9662.00                            9933.00
                                                                          9871.00                           10246.00
12/92                                                                    10437.00                           10762.00
                                                                         10754.00                           11232.00
                                                                         10839.00                           11286.00
                                                                         10951.00                           11578.00
12/93                                                                    11262.00                           11846.00
                                                                         10861.00                           11397.00
                                                                         11020.00                           11445.00
                                                                         11715.00                           12005.00
12/94                                                                    11802.00                           12003.00
                                                                         13285.00                           13172.00
                                                                         14857.00                           14429.00
                                                                         15260.00                           15576.00
12/95                                                                    15691.00                           16514.00
                                                                         16506.00                           17400.00
                                                                         17311.00                           18181.00
                                                                         18753.00                           18743.00
12/96                                                                    21372.00                           20305.00
                                                                         21865.00                           20849.00
                                                                         24486.00                           24489.00
                                                                         27200.00                           26324.00
12/97                                                                    25483.00                           27079.00
                                                                         28671.00                           30857.00
                                                                         28561.00                           31875.00
                                                                         28432.00                           28705.00
12/98                                                                    32965.00                           34817.00
                                                                         33310.00                           36557.00
                                                                         35082.00                           39133.00
                                                                         34502.00                           36688.00
12/99                                                                    36821.00                           42147.00
                                                                         44010.00                           43114.00
                                                                         47953.00                           41968.00
                                                                         40731.00                           41562.00
12/00                                                                    39972.00                           38310.00
                                                                         35446.00                           33768.00
                                                                         37330.00                           35744.00
                                                                         33580.00                           30498.00
12/01                                                                    37585.00                           33757.00

This chart compares your fund's performance to that of the S&P 500 Index over time.

This index is an unmanaged broad-based, statistical composite and its returns do not include any sales charges or fees that would be paid by an investor purchasing the securities it represents. Such costs would lower performance. The historical performance of the index is shown for illustrative purposes only; it is not meant to forecast, imply, or guarantee the future performance of any investment vehicle. It is not possible to invest directly in an index.

The above chart reflects the performance of the fund. The fund's performance assumes reinvestment of all distributions and is shown at net asset value. Results are hypothetical.

While past performance is no guarantee of future results, the above information provides a broader vantage point from which to evaluate the discussion of the fund's performance found in the following pages.

Source:
* Wiesenberger(R)

RETURN HIGHLIGHTS

(as of December 31, 2001)

---------------------------------------------------------------------
One-year total return(1)                                       -5.97%
---------------------------------------------------------------------
Five-year average annual total return(1)                       11.95%
---------------------------------------------------------------------
Ten-year average annual total return(1)                        14.16%
---------------------------------------------------------------------
Life-of-Fund average annual total return(1)                    13.84%
---------------------------------------------------------------------
Commencement date                                            12/16/76
---------------------------------------------------------------------

(1) Total return based on net asset value (NAV) assumes an investment at the beginning of the period indicated, reinvestment of all distributions for the period, and sale of all units of partnership interest at the end of the period, all at NAV. The returns above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

See the Comparative Performance section of the current prospectus. An investment in the Fund is subject to investment risks, and you could lose money on your investment in the Fund. Please review the Risk/Return Summary of the Prospectus for further details on investment risks. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate and Fund units, when redeemed, may be worth more or less than their original cost. As a result of recent market activity, current performance may vary from the figures shown.

Market forecasts provided in this report may not necessarily come to pass.

                        BY THE NUMBERS

YOUR FUND'S INVESTMENTS

December 31, 2001
THE FOLLOWING PAGES DETAIL YOUR FUND'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.

                                                                          MARKET
DESCRIPTION                                                   SHARES       VALUE
COMMON STOCKS  99.2%
AEROSPACE & DEFENSE  0.5%
Honeywell International, Inc. ..............................   12,528   $   423,697
                                                                        -----------

ALUMINUM  0.5%
Alcan, Inc. (Canada)........................................   10,774       387,110
                                                                        -----------

AUTO PARTS & EQUIPMENT  0.2%
Dana Corp...................................................   13,677       189,837
                                                                        -----------

BIOTECHNOLOGY  0.0%
Edwards Lifesciences Corp. (a)..............................    1,000        27,630
                                                                        -----------

COMPUTER HARDWARE  2.2%
International Business Machines Corp. ......................   15,016     1,816,335
                                                                        -----------
CONSTRUCTION & ENGINEERING  0.9%
Fluor Corp. ................................................   12,831       479,879
Massey Energy Corp. ........................................   12,831       265,987
                                                                        -----------
                                                                            745,866
                                                                        -----------
CONSUMER FINANCE  1.5%
Household International, Inc. ..............................   21,372     1,238,294
                                                                        -----------

ELECTRICAL COMPONENTS & EQUIPMENT  1.1%
SPX Corp. (a)...............................................    6,824       934,206
                                                                        -----------
FOREST PRODUCTS  1.5%
Georgia-Pacific Group.......................................   37,376     1,031,951
Louisiana-Pacific Corp. (a).................................   25,970       219,187
                                                                        -----------
                                                                          1,251,138
                                                                        -----------
HEALTH CARE DISTRIBUTORS & SERVICES  0.1%
Cardinal Health, Inc........................................    1,867       120,720
                                                                        -----------

HEALTH CARE EQUIPMENT  0.6%
Baxter International, Inc. .................................   10,000       536,300
                                                                        -----------

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

December 31, 2001

                                                                          MARKET
DESCRIPTION                                                   SHARES       VALUE
INDUSTRIAL GASES  6.0%
Air Products & Chemicals, Inc. .............................  109,090   $ 5,117,412
                                                                        -----------

INTEGRATED OIL & GAS  7.5%
Amerada Hess Corp. .........................................   21,200     1,325,000
BP PLC - ADR (United Kingdom)...............................   33,876     1,575,573
Exxon Mobil Corp. ..........................................  86,639..    3,404,913
                                                                        -----------
                                                                          6,305,486
                                                                        -----------
MULTI-LINE INSURANCE  3.9%
American International Group, Inc. .........................   41,688     3,310,027
                                                                        -----------

OFFICE ELECTRONICS  1.2%
IKON Office Solutions, Inc. ................................   86,993     1,016,948
                                                                        -----------

OIL & GAS DRILLING  0.1%
Transocean Sedco Forex, Inc. ...............................    3,113       105,282
                                                                        -----------

OIL & GAS EQUIPMENT & SERVICES  2.6%
Baker Hughes, Inc. .........................................   25,634       934,872
Halliburton Co. ............................................   30,320       397,192
Schlumberger Ltd. ..........................................   16,080       883,596
                                                                        -----------
                                                                          2,215,660
                                                                        -----------
OIL & GAS EXPLORATION & PRODUCTION  1.4%
Apache Corp. ...............................................   12,547       625,824
Kerr-McGee Corp. ...........................................   10,900       597,320
                                                                        -----------
                                                                          1,223,144
                                                                        -----------
PACKAGED FOODS  2.4%
McCormick & Co., Inc. ......................................   48,259     2,025,430
                                                                        -----------

PHARMACEUTICALS  39.0%
American Home Products Corp. ...............................   56,000     3,436,160
Johnson & Johnson...........................................  108,864     6,433,862
Merck & Co., Inc. ..........................................   50,376     2,962,109
Pfizer, Inc. ...............................................  331,081    13,193,578
Schering-Plough Corp. ......................................  195,374     6,996,343
                                                                        -----------
                                                                         33,022,052
                                                                        -----------
REAL ESTATE INVESTMENT TRUSTS  0.9%
Plum Creek Timber Co., Inc. ................................   25,602       725,817
                                                                        -----------

RESTAURANTS  0.1%
Luby's Cafeterias, Inc. (a).................................   13,367        76,325
                                                                        -----------

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

December 31, 2001

                                                                          MARKET
DESCRIPTION                                                   SHARES       VALUE
SEMICONDUCTORS  21.7%
Intel Corp. ................................................  584,834   $18,393,029
                                                                        -----------

SPECIALTY CHEMICALS  3.3%
International Flavors & Fragrances, Inc. ...................   49,712     1,476,943
Lubrizol Corp. .............................................   37,620     1,320,086
                                                                        -----------
                                                                          2,797,029
                                                                        -----------
TOTAL LONG-TERM INVESTMENTS  99.2%
(Cost $7,190,198)....................................................    84,004,774

REPURCHASE AGREEMENT  0.9%
State Street Bank & Trust Co. ($796,000 par collateralized by U.S.
  Government obligations in a pooled cash account, dated 12/31/01, to be sold on 01/02/02 at $796,075)
  (Cost $796,000)....................................................       796,000
                                                                        -----------

TOTAL INVESTMENTS  100.1%
  (Cost $7,986,198)..................................................    84,800,774
LIABILITIES IN EXCESS OF OTHER ASSETS  (0.1%)........................     (124,476)
                                                                        -----------

NET ASSETS  100.0%...................................................   $84,676,298
                                                                        ===========

(a) Non-income producing security.

ADR--American Depositary Receipt

                                               See Notes to Financial Statements

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
December 31, 2001

ASSETS:
Total Investments (Cost $7,986,198).........................  $84,800,774
Receivables:
  Dividends.................................................       84,455
  Interest..................................................           38
Other.......................................................       39,855
                                                              -----------
    Total Assets............................................   84,925,122
                                                              -----------
LIABILITIES:
Payables:
  Custodian Bank............................................       71,168
  Investment Advisory Fee...................................       36,440
  Affiliates................................................        2,786
Managing General Partners' Retirement Plan..................      105,892
Accrued Expenses............................................       32,538
                                                              -----------
    Total Liabilities.......................................      248,824
                                                              -----------
NET ASSETS..................................................  $84,676,298
                                                              ===========
NET ASSETS ARE COMPRISED OF:
236,474 units of limited partnership interest...............  $83,420,444
3,422 units of non-managing general partnership interest....    1,207,172
138 units of managing general partnership interest..........       48,682
                                                              -----------
NET ASSETS..................................................  $84,676,298
                                                              ===========
NET ASSET VALUE PER UNIT ($84,676,298 divided by 240,034
  units of partnership interest outstanding)................  $    352.77
                                                              ===========

See Notes to Financial Statements

Statement of Operations
For the Year Ended December 31, 2001

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $5,825)......  $ 1,095,967
Interest....................................................       51,313
Other.......................................................        6,501
                                                              -----------
    Total Income............................................    1,153,781
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................      434,637
Managing General Partners' Fees and Related Expenses........       36,325
Custody.....................................................        7,642
Legal.......................................................        3,257
Other.......................................................       78,724
                                                              -----------
    Total Expenses..........................................      560,585
    Less Credits Earned on Cash Balances....................          211
                                                              -----------
    Net Expenses............................................      560,374
                                                              -----------
NET INVESTMENT INCOME.......................................  $   593,407
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain on Investments as a result of partner
  in-kind
  redemptions...............................................  $ 2,264,172
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   85,480,019
  End of the Period.........................................   76,814,576
                                                              -----------
Net Unrealized Depreciation During the Period...............   (8,665,443)
                                                              -----------
NET REALIZED AND UNREALIZED LOSS............................  $(6,401,271)
                                                              ===========
NET DECREASE IN NET ASSETS FROM OPERATIONS..................  $(5,807,864)
                                                              ===========

                                               See Notes to Financial Statements

Statements of Changes in Net Assets
For the Years Ended December 31, 2001 and 2000

                                                     YEAR ENDED           YEAR ENDED
                                                  DECEMBER 31, 2001    DECEMBER 31, 2000
                                                  --------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income............................   $    593,407          $   483,376
Net Realized Gain on Investments as a result of
  partner in-kind redemptions....................      2,264,172            6,907,325
Net Unrealized Appreciation/Depreciation During
  the Period.....................................     (8,665,443)           1,112,798
                                                    ------------          -----------
Change in Net Assets from Operations.............     (5,807,864)           8,503,499
                                                    ------------          -----------

Distributions from Net Investment Income.........       (316,831)            (336,592)
Distributions from Net Realized Gain.............            -0-             (144,772)
                                                    ------------          -----------
Total Distributions..............................       (316,831)            (481,364)
                                                    ------------          -----------

NET CHANGE IN NET ASSETS FROM INVESTMENT
  ACTIVITIES.....................................     (6,124,695)           8,022,135
                                                    ------------          -----------

FROM PARTNERSHIP UNIT TRANSACTIONS:
Proceeds from Units Issued Through Dividend
  Reinvestment...................................         50,245               90,340
Cost of Units Repurchased........................     (4,057,376)          (7,509,250)
                                                    ------------          -----------
NET CHANGE IN NET ASSETS FROM PARTNERSHIP UNIT
  TRANSACTIONS...................................     (4,007,131)          (7,418,910)
                                                    ------------          -----------
TOTAL INCREASE/DECREASE IN NET ASSETS............    (10,131,826)             603,225
NET ASSETS:
Beginning of the Period..........................     94,808,124           94,204,899
                                                    ------------          -----------
End of the Period................................   $ 84,676,298          $94,808,124
                                                    ============          ===========
CHANGE IN PARTNERSHIP UNITS OUTSTANDING:
Units Issued Through Dividend Reinvestment.......            139                  228
Units Repurchased................................        (11,914)             (18,804)
                                                    ------------          -----------
  Decrease in Partnership Units Outstanding......        (11,775)             (18,576)
                                                    ============          ===========

See Notes to Financial Statements

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE UNIT OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                YEAR ENDED DECEMBER 31, (A)
                                    ----------------------------------------------------
                                      2001       2000       1999       1998       1997
                                    ----------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..........................  $ 376.51    $348.41    $313.59    $243.54    $205.35
                                    --------    -------    -------    -------    -------
  Net Investment Income...........      2.40       1.85       1.77       2.01       1.91
  Net Realized and Unrealized
    Gain/Loss.....................    (24.86)     28.06      34.82      69.32      37.56
                                    --------    -------    -------    -------    -------
Total from Investment
  Operations......................    (22.46)     29.91      36.59      71.33      39.47
                                    --------    -------    -------    -------    -------
Less:
  Distributions from Net
    Investment Income.............      1.28       1.28       1.28       1.28       1.28
  Distributions from Net Realized
    Gain..........................       -0-        .53        .49        -0-        -0-
                                    --------    -------    -------    -------    -------
Total Distributions...............      1.28       1.81       1.77       1.28       1.28
                                    --------    -------    -------    -------    -------
NET ASSET VALUE, END OF THE
  PERIOD..........................  $ 352.77    $376.51    $348.41    $313.59    $243.54
                                    ========    =======    =======    =======    =======

Total Return (b)..................    -5.97%      8.56%     11.48%     29.36%     19.23%
Net Assets at End of the Period
  (In millions)...................  $   84.7    $  94.8    $  94.2    $  87.9    $  70.3
Ratio of Expenses to Average Net
  Assets..........................      .64%       .65%       .75%       .74%       .75%
Ratio of Net Investment Income to
  Average Net Assets..............      .68%       .45%       .53%       .73%       .80%
Portfolio Turnover................        0%         0%         0%         0%         0%

(a) Based on average units outstanding.

(b) Total return based on net asset value (NAV) assumes an investment at the beginning of the period indicated, reinvestment of all distributions for the period, and sale of all shares at the end of the period, all at NAV. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

                                               See Notes to Financial Statements

NOTES TO
FINANCIAL STATEMENTS

December 31, 2001

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Exchange Fund (the "Fund"), a California limited partnership, is a partnership registered under the Investment Company Act of 1940, as amended, as a diversified open-end investment management company. The Fund seeks long-term growth of capital. The production of current income is a secondary objective. The Fund commenced investment operations on December 16, 1976.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their sale price as of the close of such securities exchange. Fixed income investments are stated at value using market quotations. Listed securities and unlisted securities for which the last sales price is not available are valued at the mean between the last reported bid and ask price. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Managing General Partners. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management Inc. (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

NOTES TO
FINANCIAL STATEMENTS

December 31, 2001

C. INVESTMENT INCOME Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

D. FEDERAL INCOME TAXES The Fund has met the qualifications to be classified as a partnership for federal income tax purposes and intends to maintain this qualification in the future. A partnership is not subject to federal income tax.

    At December 31, 2001, for federal income tax purposes the cost of long- and short-term investments is $3,746,594, the aggregate gross unrealized appreciation is $81,112,699 and the aggregate gross unrealized depreciation is $58,519, resulting in net unrealized appreciation on long- and short-term investments of $81,054,180.

E. DISTRIBUTION OF INCOME AND GAINS Quarterly distributions to partners are recorded on the record date. Net investment income is allocated daily to each partner, relative to the total number of units held. Capital gains or losses will be allocated equally among units outstanding on the day recognized.

F. EXPENSE REDUCTIONS During the year ended December 31, 2001, the Fund's custody fee was reduced by $211 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND
OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide facilities and investment advice to the Fund for an annual fee payable monthly of .50% based on the average daily net assets of the Fund.

    For the year ended December 31, 2001, the Fund recognized expenses of approximately $3,300 representing legal services provided by Skadden, Arps, Slate, Meagher, & Flom (Illinois), counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    Under an Accounting Services agreement, the Adviser provides accounting services to the Fund. The Adviser allocates the cost of such services to each fund. For the year ended December 31, 2001, the Fund recognized expenses of approximately $11,900 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, which are reported as part of "Other" expenses in the Statement of Operations.

    Van Kampen Investor Services Inc., an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended December 31, 2001, the Fund recognized expenses of approximately $7,500. Transfer agency fees are determined through negotiations with the Fund's Managing General Partners and are based on competitive benchmarks.

NOTES TO
FINANCIAL STATEMENTS

December 31, 2001

    Managing general partners of the Fund who are not affiliated with the Adviser are compensated by the Fund at the annual rate of approximately $500 plus a fee of $250 per Board meeting attended.

    The Managing General Partners of the Fund instituted a Retirement Plan effective April 1, 1996. The Plan is not funded, and obligations under the Plan will be paid solely out of the Fund's general accounts. The Fund will not reserve or set aside funds for the payment of its obligations under the Plan by any form of trust or escrow. For the current Managing General Partners not affiliated with the Adviser, the annual retirement benefit payable per year for a ten year period is based upon the highest total annual compensation received in any of the three calendar years preceding retirement. Managing General Partners with more than five but less than ten years service at retirement will receive a prorated reduced benefit. Under the Plan, for the Managing General Partners retiring with the effectiveness of the Plan, the annual retirement benefit payable per year for a ten year period is equal to 75% of the total compensation received from the Fund during the 1995 calendar year.

    At December 31, 2001, Van Kampen Funds Inc. and Van Kampen Exchange Corp., as nonmanaging general partners of the Fund, owned 340 and 3,082 units of partnership interest, respectively.

3. PARTNERSHIP UNIT TRANSACTIONS

Partners of the Fund may redeem units at any time. The net asset value of units redeemed, other than redemptions under a systematic withdrawal plan, may be paid in cash or securities, at the option of the Fund, and will ordinarily be paid in whole or in part in securities. The Fund's valuation will determine the quantity of securities tendered. The Fund will select securities for tender in redemptions based on tax or investment considerations.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $-0- and $2,406,715, respectively. All sales during the year resulted from redemption in kind distributions.

5. NET ASSETS

At December 31, 2001, net assets include the following:

Net paid in capital on units of beneficial interest.........    $ 7,861,722
Net unrealized appreciation on investments..................     76,814,576
                                                                -----------
Total net assets............................................    $84,676,298
                                                                ===========

REPORT OF INDEPENDENT AUDITORS

To the Partners of Van Kampen Exchange Fund

We have audited the accompanying statement of assets and liabilities of Van Kampen Exchange Fund, a California Limited Partnership (the "Fund"), including the portfolio of investments, as of December 31, 2001, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The Fund's financial highlights for the periods ended prior to December 31, 2000, were audited by other auditors whose report, dated February 10, 2000, expressed an unqualified opinion on those financial highlights.

    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Van Kampen Exchange Fund as of December 31, 2001, the results of its operations, the changes in its net assets and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Chicago, Illinois

February 8, 2002

MANAGING GENERAL PARTNERS AND
IMPORTANT ADDRESSES
VAN KAMPEN EXCHANGE FUND
(A CALIFORNIA LIMITED PARTNERSHIP)

MANAGING GENERAL PARTNERS

DAVID C. ARCH
ROD DAMMEYER
HOWARD J. KERR
THEODORE A. MYERS
RICHARD F. POWERS, III - Chairman
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN*

INVESTMENT ADVISOR

VAN KAMPEN ASSET MANAGEMENT INC.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 218256
Kansas City, Missouri 64121-8256

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

NON-MANAGING GENERAL PARTNERS

VAN KAMPEN EXCHANGE CORP.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

VAN KAMPEN FUNDS INC.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

DELOITTE & TOUCHE LLP
180 North Stetson Avenue
Chicago, Illinois 60601

* "Interested" persons of the Fund, as defined in the Investment Company Act of 1940, as amended.

MANAGING GENERAL PARTNER AND OFFICER INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Managing General Partners and the Fund's officers appointed by the Managing General Partners. The tables below list the managing general partners and officers of the Fund and their principal occupations for the last five years, other directorships held by the managing general partners and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen Investments"), Van Kampen Investment Advisory Corp. ("Advisory Corp."), Van Kampen Asset Management Inc. ("Asset Management"), Van Kampen Funds Inc. (the "Distributor"), Van Kampen Advisors Inc., Van Kampen Trust Company, Van Kampen Exchange Corp. and Van Kampen Investor Services Inc. ("Investor Services"). Advisory Corp. and Asset Management sometimes are referred to herein collectively as the "Advisers." For purposes hereof, the term "Fund Complex" includes each of the investment companies advised by the Advisers. Managing General Partners serve one year terms or until their successors are duly elected and qualified. Officers are annually elected by the managing general partners.

INDEPENDENT MANAGING GENERAL PARTNERS:

                                                                                                    NUMBER OF
                                                                                                    FUNDS IN
                                                                                                      FUND
                                                                                                     COMPLEX
                                         TERM OF                                                    OVERSEEN
                                        OFFICE AND                                                     BY
NAME, AGE AND ADDRESS      POSITION(S)  LENGTH OF                                                   MANAGING
OF INDEPENDENT MANAGING     HELD WITH      TIME     PRINCIPAL OCCUPATION(S)                          GENERAL
GENERAL PARTNER               FUND        SERVED    DURING PAST 5 YEARS                              PARTNER
David C. Arch (56)         Managing     Managing    Mr. Arch is Chairman and Chief Executive           37
Blistex Inc.               General      General     Officer of Blistex Inc., a consumer health
1800 Swift Drive           Partner      Partner     care products manufacturer, and former
Oak Brook, IL 60523                     since 1988  Director of the World Presidents
                                                    Organization-Chicago Chapter. Mr. Arch is also
                                                    a Trustee or Managing General Partner of other
                                                    investment companies advised by the Advisers.


NAME, AGE AND ADDRESS      OTHER DIRECTORSHIPS
OF INDEPENDENT MANAGING    HELD BY MANAGING
GENERAL PARTNER            GENERAL PARTNER
David C. Arch (56)
Blistex Inc.
1800 Swift Drive
Oak Brook, IL 60523

                                                                                                    NUMBER OF
                                                                                                    FUNDS IN
                                                                                                      FUND
                                                                                                     COMPLEX
                                         TERM OF                                                    OVERSEEN
                                        OFFICE AND                                                     BY
NAME, AGE AND ADDRESS      POSITION(S)  LENGTH OF                                                   MANAGING
OF INDEPENDENT MANAGING     HELD WITH      TIME     PRINCIPAL OCCUPATION(S)                          GENERAL
GENERAL PARTNER               FUND        SERVED    DURING PAST 5 YEARS                              PARTNER
Rod Dammeyer (61)          Managing     Managing    Mr. Dammeyer is President of CAC, llc., a          37
CAC, llc.                  General      General     private company offering capital investment
676 North Michigan Avenue  Partner      Partner     and management advisory services. Mr. Dammeyer
Suite 2800                              since 1988  is also a Trustee or Managing General Partner
Chicago, IL 60611                                   of other investment companies advised by the
                                                    Advisers. Prior to February 2001, Mr. Dammeyer
                                                    was Vice Chairman and Director of Anixter
                                                    International, Inc. and IMC Global Inc. Prior
                                                    to July 2000, Mr. Dammeyer was a Managing
                                                    Partner of Equity Group Corporate Investment
                                                    (EGI), a company that makes private
                                                    investments in other companies. Prior to 1997,
                                                    Mr. Dammeyer was President, Chief Executive
                                                    Officer and a Director of Great American
                                                    Management & Investment, Inc., a diversified
                                                    manufacturing company.


NAME, AGE AND ADDRESS      OTHER DIRECTORSHIPS
OF INDEPENDENT MANAGING    HELD BY MANAGING
GENERAL PARTNER            GENERAL PARTNER
Rod Dammeyer (61)          Mr. Dammeyer is a member
CAC, llc.                  of the Board of Directors
676 North Michigan Avenue  of TeleTech Holdings
Suite 2800                 Inc., Stericycle, Inc.,
Chicago, IL 60611          GATX Corporation, Arris
                           Group, Inc. and Peregrine
                           Systems Inc. and a member
                           of the Board of Trustees
                           of the University of
                           Chicago Hospitals and
                           Health Systems. Prior to
                           July 2000, Mr. Dammeyer
                           was a member of the Board
                           of Directors of Allied
                           Riser Communications
                           Corp., Matria Healthcare
                           Inc., Transmedia
                           Networks, Inc., CNA
                           Surety, Corp. and Grupo
                           Azcarero Mexico (GAM).
                           Prior to April 1999, Mr.
                           Dammeyer was a Director
                           of Metal Management, Inc.
                           Prior to 1998, Mr.
                           Dammeyer was a Director
                           of Lukens, Inc., Capsure
                           Holdings Corp., Revco
                           D.S., Inc., the Chase
                           Manhattan Corporation
                           National Advisory Board
                           and Sealy, Inc. Prior to
                           1997, Mr. Dammeyer was a
                           Director of Flacon Building
                           Products, Inc.

                                                                                                    NUMBER OF
                                                                                                    FUNDS IN
                                                                                                      FUND
                                                                                                     COMPLEX
                                         TERM OF                                                    OVERSEEN
                                        OFFICE AND                                                     BY
NAME, AGE AND ADDRESS      POSITION(S)  LENGTH OF                                                   MANAGING
OF INDEPENDENT MANAGING     HELD WITH      TIME     PRINCIPAL OCCUPATION(S)                          GENERAL
GENERAL PARTNER               FUND        SERVED    DURING PAST 5 YEARS                              PARTNER
Howard J Kerr (65)         Managing     Managing    Mr. Kerr is a Trustee or Managing General          37
736 North Western Avenue   General      General     Partner of other investment companies advised
P.O. Box 317               Partner      Partner     by the Advisers. Prior to 1998, Mr. Kerr was
Lake Forest, IL 60045                   since 1992  the President and Chief Executive Officer of
                                                    Pocklington Corporation, Inc., an Investment
                                                    holding company.
Theodore A. Myers (71)     Managing     Managing    Mr. Myers is a financial consultant. Mr. Myers     37
550 Washington Avenue      General      General     is also a Trustee or Managing General Partner
Glencoe, IL 60022          Partner      Partner     of other investment companies advised by the
                                        since 1988  Advisers. Prior to 1998, Mr. Myers was a
                                                    Senior Financial Advisor (and, prior to 1997,
                                                    an Executive Vice President, Chief Financial
                                                    Officer and Director) of Qualitech Steel
                                                    Corporation, a producer of high quality
                                                    engineered steels for automotive,
                                                    transportation and capital goods industries.
                                                    Prior to 1997, Mr. Myers was a member of the
                                                    Arthur Andersen Chief Financial Officers'
                                                    Committee.


NAME, AGE AND ADDRESS      OTHER DIRECTORSHIPS
OF INDEPENDENT MANAGING    HELD BY MANAGING
GENERAL PARTNER            GENERAL PARTNER
                           of Flacon Building
                           Products, Inc.
Howard J Kerr (65)         Mr. Kerr is a Director of
736 North Western Avenue   Canbra Foods, Ltd., a
P.O. Box 317               Canadian oilseed
Lake Forest, IL 60045      crushing, refining,
                           processing and packaging.
                           operation, and the Marrow
                           Foundation.
Theodore A. Myers (71)     Mr. Myers is a Director
550 Washington Avenue      of Met Life Investors
Glencoe, IL 60022          (formerly known as COVA
                           Financial Life
                           Insurance). Prior to
                           1997, Mr. Myers was a
                           Director of McLouth
                           Steel.

                                                                                                    NUMBER OF
                                                                                                    FUNDS IN
                                                                                                      FUND
                                                                                                     COMPLEX
                                         TERM OF                                                    OVERSEEN
                                        OFFICE AND                                                     BY
NAME, AGE AND ADDRESS      POSITION(S)  LENGTH OF                                                   MANAGING
OF INDEPENDENT MANAGING     HELD WITH      TIME     PRINCIPAL OCCUPATION(S)                          GENERAL
GENERAL PARTNER               FUND        SERVED    DURING PAST 5 YEARS                              PARTNER
Hugo F. Sonnenschein (60)  Managing     Managing    Mr. Sonnenschein is President Emeritus and         37
1126 E. 59th Street        General      General     Honorary Trustee of the University of Chicago
Chicago, IL 60637          Partner      Partner     and the Hutchinson Distinguished Professor in
                                        since 1994  the Department of Economics at the University
                                                    of Chicago. Prior to July 2000, Mr.
                                                    Sonnenschein was President of the University
                                                    of Chicago. Mr. Sonnenschein is a member of
                                                    the Board of Trustees of the University of
                                                    Rochester and a member of its investment
                                                    committee. Mr. Sonnenschein is a member of the
                                                    National Academy of Sciences, the American
                                                    Philosophical Society, and a fellow of the
                                                    American Academy of Arts and Sciences. Mr.
                                                    Sonnenschein is also a Trustee or Managing
                                                    General Partner of other investment companies
                                                    advised by the Advisers.


NAME, AGE AND ADDRESS      OTHER DIRECTORSHIPS
OF INDEPENDENT MANAGING    HELD BY MANAGING
GENERAL PARTNER            GENERAL PARTNER
Hugo F. Sonnenschein (60)
1126 E. 59th Street
Chicago, IL 60637

INTERESTED MANAGING GENERAL PARTNERS*:

                                                                                                    NUMBER OF
                                                                                                    FUNDS IN
                                                                                                      FUND
                                                                                                     COMPLEX
                                         TERM OF                                                    OVERSEEN
                                        OFFICE AND                                                     BY
NAME, AGE AND ADDRESS      POSITION(S)  LENGTH OF                                                   MANAGING
OF INDEPENDENT MANAGING     HELD WITH      TIME     PRINCIPAL OCCUPATION(S)                          GENERAL
GENERAL PARTNER               FUND        SERVED    DURING PAST 5 YEARS                              PARTNER
Richard F. Powers, III*    Chairman     Managing    Mr. Powers is Chairman, Director, President,       98
(55)                                    General     Chief Executive Officer and Managing Director
1 Parkview Plaza                        Partner     of Van Kampen; Chairman, Director, Chief
Oakbrook Terrace, IL                    since 1999  Executive Officer and Managing Director of the
60181                                               Advisers, Distributor, Van Kampen Advisors
                                                    Inc. and Van Kampen Management Inc.; Director
                                                    of other subsidiaries of Van Kampen; and Chief
                                                    Sales and Marketing Officer of Morgan Stanley
                                                    Dean Witter Asset Management Inc. Mr. Powers
                                                    is also Chairman of the Board,
                                                    Trustee/Director and President of funds in the
                                                    Fund Complex. Prior to May 1998, Mr. Powers
                                                    was Executive Vice President; and Director of
                                                    Marketing of Morgan Stanley Dean Witter & Co.
                                                    and Director of Dean Witter Discover & Co. and
                                                    Dean Witter Realty. Prior to 1996, Mr. Powers
                                                    was Director of Dean Witter Reynolds Inc.
Wayne W. Whalen* (62)      Managing     Managing    Mr. Whalen is a Partner in the law firm of         98
333 West Wacker Drive      General      General     Skadden, Arps, Slate, Meagher & Flom
Chicago, IL 60606          Partner      Partner     (Illinois), legal counsel to certain funds
                                        since 1988  advised by the Advisers. Mr. Whalen is a
                                                    Trustee, Director or Managing General Partner
                                                    of other funds advised by the Advisers.


NAME, AGE AND ADDRESS      OTHER DIRECTORSHIPS
OF INDEPENDENT MANAGING    HELD BY MANAGING GENERAL
GENERAL PARTNER            PARTNER
Richard F. Powers, III*
(55)
1 Parkview Plaza
Oakbrook Terrace, IL
60181
Wayne W. Whalen* (62)
333 West Wacker Drive
Chicago, IL 60606

* Such partner is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Mr. Whalen is an interested person to certain of the funds in the Fund Complex by reason of his firm currently acting as legal counsel to such funds in the Fund Complex. Mr. Powers is an interested person of such funds in the Fund Complex and the Advisers by reason of their positions with Morgan Stanley or its affiliates.

OFFICERS:

                                                   TERM OF
                                                  OFFICE AND
                                 POSITION(S)      LENGTH OF
NAME, AGE AND                     HELD WITH          TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                   FUND           SERVED    DURING PAST 5 YEARS
Stephen L. Boyd (61)          Executive Vice      Officer     Managing Director and Chief Investment Officer of Van Kampen
2800 Post Oak Blvd.           President and       since 1998  Investments, and Managing Director, President and Chief
45th Floor                    Chief Investment                Operating Officer of the Advisers and Van Kampen Advisors
Houston, TX 77056             Officer                         Inc. Executive Vice President and Chief Investment Officer
                                                              of funds in the Fund Complex. Prior to December 2000,
                                                              Executive Vice President and Chief Investment Officer of Van
                                                              Kampen Investments, and President and Chief Operating
                                                              Officer of the Advisers. Prior to April 2000, Executive Vice
                                                              President and Chief Investment Officer for Equity
                                                              Investments of the Advisers. Prior to October 1998, Vice
                                                              President and Senior Portfolio Manager with AIM Capital
                                                              Management, Inc. Prior to February 1998, Senior Vice
                                                              President and Portfolio Manager of Van Kampen American
                                                              Capital Asset Management, Inc., Van Kampen American Capital
                                                              Investment Advisory Corp. and Van Kampen American Capital
                                                              Management, Inc.

                                                   TERM OF
                                                  OFFICE AND
                                 POSITION(S)      LENGTH OF
NAME, AGE AND                     HELD WITH          TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                   FUND           SERVED    DURING PAST 5 YEARS
A. Thomas Smith III (45)      Vice President and  Officer     Managing Director and Director of Van Kampen Investments,
Harborside Financial Center   Secretary           since 1999  Director of the Advisers, Van Kampen Advisors Inc., the
Plaza 2 - 7th Floor                                           Distributor, Investor Services and certain other
Jersey City, NJ 07311                                         subsidiaries of Van Kampen Investments. Managing Director
                                                              and General Counsel-Mutual Funds of Morgan Stanley
                                                              Investment Advisors, Inc. Vice President or Principal Legal
                                                              Officer and Secretary of funds in the Fund Complex. Prior to
                                                              July 2001, Managing Director, General Counsel, Secretary and
                                                              Director of Van Kampen Investments, the Advisers, the
                                                              Distributor, Investor Services, and certain other
                                                              subsidiaries of Van Kampen Investments. Prior to December
                                                              2000, Executive Vice President, General Counsel, Secretary
                                                              and Director of Van Kampen Investments, the Advisers, Van
                                                              Kampen Advisors Inc., the Distributor, Investor Services and
                                                              certain other subsidiaries of Van Kampen Investments. Prior to January 1999, Vice President and Associate General
                                                              Counsel to New York Life Insurance Company ("New York
                                                              Life"), and prior to March 1997, Associate General Counsel of New York Life. Prior to December 1993, Assistant General
                                                              Counsel of The Dreyfus Corporation. Prior to August 1991,
                                                              Senior Associate, Willkie Farr & Gallagher. Prior to January
                                                              1989, Staff Attorney at the Securities and Exchange
                                                              Commission, Division of Investment Management, Office of
                                                              Chief Counsel.
Michael H. Santo (46)         Vice President      Officer     Managing Director, Chief Operations Officer and Director of
1 Parkview Plaza                                  since 1999  Van Kampen Investments, Managing Director, Chief Executive
Oakbrook Terrace, IL 60181                                    Officer and Director of Investor Services, Managing
                                                              Director, Chief Operations and Technology Officer and
                                                              Director of the Advisers, the Distributor and Van Kampen
                                                              Advisors Inc. and serves as a Director or Officer of certain other subsidiaries of Van Kampen Investments. Vice President of funds in the Fund Complex. Prior to December 2000,
                                                              Executive Vice President, Chief Administrative Officer and
                                                              Director of Van Kampen Investments, the Advisers, the
                                                              Distributor, Van Kampen Advisors Inc. and Investor Services.
                                                              Prior to 1998, Senior Vice President and Senior Planning
                                                              Officer for Individual Asset Management of Morgan Stanley
                                                              Dean Witter and its predecessor since 1994.

                                                   TERM OF
                                                  OFFICE AND
                                 POSITION(S)      LENGTH OF
NAME, AGE AND                     HELD WITH          TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                   FUND           SERVED    DURING PAST 5 YEARS
John R. Reynoldson (48)       Vice President      Officer     Executive Director of the Advisers and Van Kampen Advisors
1 Parkview Plaza                                  since 2000  Inc. Vice President of funds in the Fund Complex. Prior to
Oakbrook Terrace, IL 60181                                    July 2001, Principal and Co- head of the Fixed Income
                                                              Department of the Advisers and Van Kampen Advisors Inc.
                                                              Prior to December 2000, Senior Vice President of the
                                                              Advisers and Van Kampen Advisors Inc. Prior to May 2000, he
                                                              managed the investment grade taxable group for the Advisers since July 1999. From July 1988 to June 1999, he managed the government securities bond group for Asset Management. Mr.
                                                              Reynoldson has been with Asset Management since April 1987.
John L. Sullivan (46)         Vice President,     Officer     Executive Director of Van Kampen Investments, the Advisers
1 Parkview Plaza              Chief Financial     since 1996  and Van Kampen Advisors Inc. Vice President, Chief Financial
Oakbrook Terrace, IL 60181    Officer and                     Officer and Treasurer of funds in the Fund Complex.
                              Treasurer
John H. Zimmermann, III (44)  Vice President      Officer     Managing Director and Director of Van Kampen Investments,
Harborside Financial Center                       since 2000  and Managing Director, President and Director of the
Plaza 2 - 7th Floor                                           Distributor. Vice President of funds in the Fund Complex.
Jersey City, NJ 07311                                         Prior to December 2000, President of Van Kampen Insurance
                                                              Agency of Illinois Inc., and Senior Vice President and
                                                              Director of Van Kampen Investments. From November 1992 to
                                                              December 1997, Mr. Zimmermann was Senior Vice President of
                                                              the Distributor.

Van Kampen
Privacy Notice

The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you make with us, our affiliates, or third parties. We may also collect information you provide when using our web site, and text files (a.k.a. "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., Van Kampen Advisors Inc., Van Kampen Management Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen Trust Company, Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

The Statement of Additional Information includes additional information about the Fund's managing general partners and executive officers and is available, without charge, upon request by calling (800) 341-2911.

Van Kampen Funds Inc.
1 Parkview Plaza, P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
vankampen.com

                         [VAN KAMPEN INVESTMENTS LOGO]
Copyright (C)2002 Van Kampen Funds Inc. All rights reserved.
EXCH ANR 2/02                                                  Member NASD/SIPC.
                                                                 5257B02-AP-2/02